Organization and Principal Activities (Details) $ / shares in Units, ¥ in Millions								1 Months Ended	12 Months Ended
	Mar. 18, 2024 shares	Apr. 08, 2021 CNY (¥)	Apr. 08, 2021 USD ($) $ / shares shares	Jun. 03, 2019 USD ($) $ / shares	May 20, 2019 shares	Mar. 11, 2019 shares	Mar. 05, 2018 shares	Feb. 28, 2018 CNY (¥)	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2024 $ / shares	Mar. 31, 2022 shares	Jan. 17, 2022	Dec. 17, 2021	Aug. 13, 2020 shares	Apr. 29, 2020 shares	Sep. 04, 2019	May 23, 2019 shares	Mar. 31, 2017	Sep. 05, 2016
Organization and Principal Activities [Line Items]
Total consideration (in Yuan Renminbi) | ¥								¥ 9.6
Foreign currency translation (in Yuan Renminbi) | ¥									¥ 1.0
Additional paid in capital (in Yuan Renminbi) | ¥									¥ 16.2
Shares issued (in Shares)	373,846,160						100,000
Share transfer (in Shares)						1
Share forfeitures (in Shares)									15,000	15,000
Share par value (in Dollars per share) | $ / shares												$ 1
Purchased aggregate ordinary shares (in Dollars) | $				$ 377,514
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001	$ 0.0001
Ordinary shares issued (in Shares)									392,113,953		13,567,793
Ordinary shares outstanding (in Shares)									392,113,953		13,567,793
Repurchase of ordinary shares (in Shares)									4,517,793	4,517,793
Percentage of common stock after repurchase. (in Dollars) | $										$ 63.5
Service fee									100.00%	100.00%
Equity interests percentage									25.00%
Gross proceeds (in Dollars) | $			$ 15,000,000
Mr Wukai Song [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)																			135,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized shares (in Shares)									150,000
Repurchase of ordinary shares (in Shares)																	7,620,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized shares (in Shares)									135,000
Repurchase of ordinary shares (in Shares)																	239,721
Common Stock [Member]
Organization and Principal Activities [Line Items]
Shares issued (in Shares)									373,846,160	373,846,160	5,300,000
Ordinary shares (in Shares)									392,113,953		13,567,793		8,267,793
Percentage Of Common Stock Issued																96.95%
Percentage Of Common Stock Outstanding																3.05%
Ordinary shares outstanding (in Shares)									392,113,953
UTime Limited [Member]
Organization and Principal Activities [Line Items]
Non-controlling interests amount (in Yuan Renminbi) | ¥									¥ 17.2
Equity interests percentage																		100.00%
Mr. He. HMercury Capital Limited [Member]
Organization and Principal Activities [Line Items]
Purchased aggregate ordinary shares (in Dollars) | $				$ 377,514
Mr. He. HMercury Capital Limited [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001
Mr. Bao [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					100.00%			28.00%	96.95%											52.00%
Shares issued (in Shares)					12,000,000
Mr Zhou [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage								20.00%												28.00%
Mr Tang [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage																				20.00%
Mr Wukai Song [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage							90.00%		100.00%												70.00%
Mr. Yunchuan Li [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage							10.00%														30.00%
Grandsky Phoenix Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage				96.95%
Mr. He. HMercury Capital Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage				3.05%
Mr. He [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage									3.05%
Gesoper [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage														85.00%	51.00%
IPO [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 4
Gross proceeds (in Dollars) | $			$ 15,000,000
Net proceeds		¥ 88.2	$ 13,900,000
IPO [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued (in Shares)			3,750,000													4,517,793
Ordinary shares outstanding (in Shares)																4,517,793